Label	Element	Value
Premier Shares Prospectus | GENERAL MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 23, 2020

GENERAL MUNICIPAL MONEY MARKET FUND

Supplement to Summary Prospectus and Prospectus
Premier Shares

Effective on or about February 1, 2021 (the "Effective Date"), the fund's name will be changed to "Dreyfus National Municipal Money Market Fund".

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As of the Effective Date, the fund's management fee payable to BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets. BNYM Investment Adviser has contractually agreed, from the Effective Date until February 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund's Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .45%. On or after February 1, 2022, BNYM Investment Adviser may terminate this expense limitation agreement at any time.

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Risk/Return [Heading]	rr_RiskReturnHeading	GENERAL MUNICIPAL MONEY MARKET FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary – Fees and Expenses" in the fund's prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Premier shares are estimated amounts for the current fiscal year based on the other expenses for the fund's Class A shares, which are not offered in this prospectus.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Premier Shares Prospectus | GENERAL MUNICIPAL MONEY MARKET FUND | General Municipal Money Market Fund - Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%	[1]
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.03%	[2]
Miscellaneous other expenses	rr_Component3OtherExpensesOverAssets	0.05%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	356
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	29
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	90
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	157
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 356

[1]	Restated to reflect current management fees.
[2]	Other expenses for Premier shares are estimated amounts for the current fiscal year based on the other expenses for the fund's Class A shares, which are not offered in this prospectus.